LifeX 2050 Longevity Income ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
LifeX 2050 Longevity Income ETF | LifeX 2050 Longevity Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.13%